DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred tax assets and liabilities [Abstract]
Capital losses	$ 8,293	$ 8,293
Net operating losses	80,577	67,012
US alternative minimum tax credits	1,928	1,674
Other temporary timing differences	7,399	3,880
US state credit carryforwards	493	364
Unrecognised deferred tax assets	$ 98,690	$ 81,223